EQUITY (Details Narrative) - USD ($)								6 Months Ended		12 Months Ended
		Jun. 28, 2024	Jun. 18, 2024	May 31, 2024	Dec. 29, 2023	Oct. 02, 2023	Sep. 27, 2023	Jun. 30, 2024		Dec. 31, 2023		Dec. 18, 2023
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, dividends declared per share								$ 0		$ 0
2024 Equity Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, par value								0
Adjusted reverse stock split			42,857
2023 Equity Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares authorized for issuance												628,571
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, par value				$ 0				$ 0
Number of new stock issued			110,286					772,000
Ordinary shares, shares authorized				Unlimited				Unlimited	[1]	Unlimited	[1]
Ordinary shares, shares issued	[1]							3,262,439		2,857,153
Ordinary shares, shares outstanding	[1]							3,262,439		2,857,153
Ordinary shares, voting rights								Holders of Class A ordinary shares are entitled to one (1) vote per share
Ordinary shares, conversion terms								In no event shall Class A ordinary shares be convertible into Class B ordinary shares
Common Class A [Member] | 2023 Equity Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Number of new stock issued		295,000
Common Class A [Member] | 2024 Equity Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, par value								$ 0
Common Class A [Member] | 2023 Equity Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Number of new stock issued		295,000
Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, par value				$ 0				$ 0
Ordinary shares, shares authorized				Unlimited				Unlimited	[1]	Unlimited	[1]
Ordinary shares, shares issued	[1]							285,715		285,715
Ordinary shares, shares outstanding	[1]							285,715		285,715
Ordinary shares, voting rights								Holders of Class B ordinary shares are entitled to eighteen (18) votes per share
Ordinary shares, conversion terms								Each Class B ordinary share is convertible into one Class A ordinary share at any time at the option of the holder thereof. The right to convert shall be exercisable by the holder of the Class B ordinary share delivering a written notice to the Company that such holder elects to convert a specified number of Class B ordinary shares into Class A ordinary shares
Class A Ordinary Shares [Member] | 2024 Equity Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Number of new stock issued								300,000
Shares approved and granted								300,000
Adjusted reverse stock split								300,000
Class A Ordinary Shares [Member] | 2023 Equity Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Shares approved and granted					335,714
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock						2,000,000
Share price per share						$ 5.00
Proceeds from initial offering						$ 8,047,695
Underwriting Agreement [Member] | IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock							2,000,000
Ordinary shares, par value							$ 0
Share price per share							$ 5.00

[1]	The unaudited condensed consolidated financial statements give retroactive to the June 18, 2024 one-for-seven reverse share split.